CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues	¥ 2,077,157	$ 284,569	¥ 1,876,989	¥ 1,202,670
Cost of revenues	(1,192,572)	(163,382)	(1,215,611)	(730,683)
Gross Profit	884,585	121,187	661,378	471,987
Operating expenses:
Sales and marketing expenses	(193,032)	(26,445)	(148,798)	(104,835)
General and administrative expenses	(316,913)	(43,417)	(320,144)	(201,007)
Research and development expenses	(855,641)	(117,222)	(790,547)	(555,179)
Other operating income, net	276,093	37,825	26,520	10,817
Total operating expenses	(1,089,493)	(149,259)	(1,232,969)	(850,204)
Loss from operations	(204,908)	(28,072)	(571,591)	(378,217)
Interest income	104,401	14,303	99,813	58,734
Interest expenses	(12,827)	(1,757)	(3,069)	0
Foreign exchange gain (loss), net	14,577	1,997	(452)	20,858
Other (loss) income, net	(2,476)	(339)	34	(2,161)
Net loss before income tax and share of loss in equity method investments	(101,233)	(13,868)	(475,265)	(300,786)
Income tax benefits (expenses)	(1,130)	(155)	(658)	66
Share of loss in equity method investment	(13)	(2)	(45)	(45)
Net loss	(102,376)	(14,025)	(475,968)	(300,765)
Deemed dividend	0	0	0	(446,419)
Net loss attributable to ordinary shareholders of the Company	¥ (102,376)	$ (14,025)	¥ (475,968)	¥ (747,184)
Net loss per share:
Basic (amounts per share) | (per share)	¥ (0.79)	$ (0.11)	¥ (3.81)	¥ (6.47)
Diluted (amounts per share) | (per share)	¥ (0.79)	$ (0.11)	¥ (3.81)	¥ (6.47)
Weighted average shares used in calculating net loss per share:
Basic (in shares)	129,188,125	129,188,125	124,783,013	115,534,593
Diluted (in shares)	129,188,125	129,188,125	124,783,013	115,534,593
Net Income (Loss)	¥ (102,376)	$ (14,025)	¥ (475,968)	¥ (300,765)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	18,535	2,539	42,048	(12,073)
Comprehensive loss	¥ (83,841)	$ (11,486)	¥ (433,920)	¥ (312,838)